Offerings	Aug. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	6,754,140
Proposed Maximum Offering Price per Unit	7.26
Maximum Aggregate Offering Price	$ 49,035,056.40
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,507.27
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt securities
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 300,000,000.00
Amount of Registration Fee	$ 45,930.00
Offering Note	This Registration Statement covers the offer and sale of up to $300.00 million aggregate principal amount of shares of common stock, debt securities, warrants, and units consisting of two or more of the foregoing securities of the Company. The securities registered under this Registration Statement may be sold separately or as units with other securities registered under this Registration Statement. Pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. This Registration Statement also covers an indeterminate amount of securities as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities issued hereunder. Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $7.26, which is the average of the high and low prices of the Common Stock on August 7, 2025 on the Nasdaq Global Select Market. The proposed maximum aggregate offering price for each class of securities will be determined from time to time by the registrant in connection with the issuance of the securities registered hereunder and is not specified pursuant to Instruction 2.A.iii.b of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form S-3. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such amount as shall result in an aggregate initial offering price not to exceed $300.00 million, less the dollar amount of any registered securities previously issued. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.